September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 85.9%
iShares Core MSCI Total International Stock ETF	40,590,917	$ 3,351,997,926
iShares FTSE NAREIT All Equity REITs Index Fund	44,556,014	430,411,097
iShares Global Infrastructure ETF	947,328	57,900,687
Large Cap Index Master Portfolio	$4,926,869,306	4,926,869,306
Master Small Cap Index Series	$290,168,019	290,168,019
		9,057,347,035
Fixed-Income Funds — 14.1%
iShares 0-5 Year TIPS Bond ETF	23,228	2,400,846
iShares U.S. Intermediate Credit Bond Index Fund	20,614,785	210,889,247
iShares U.S. Intermediate Government Bond Index Fund	35,681,643	357,173,244
iShares U.S. Long Credit Bond Index Fund	36,651,300	339,024,528
iShares U.S. Long Government Bond Index Fund	22,998,885	180,771,239
iShares U.S. Securitized Bond Index Fund	40,615,161	391,530,156
		1,481,789,260

Security	Shares	Value
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)	3,417,329	$ 3,417,329
Total Investments — 100.0% (Cost: $6,833,836,914)		10,542,553,624
Other Assets Less Liabilities — 0.0%		1,351,820
Net Assets — 100.0%		$ 10,543,905,444

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 132,603,317	$ —	$ (132,598,602)(b)	$ (5,109)	$ 394	$ —	—	$ 28,060 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,417,329 (b)	—	—	—	3,417,329	3,417,329	584,080	—
iShares 0-5 Year TIPS Bond ETF	1,234,966	1,237,316	(116,367)	77	44,854	2,400,846	23,228	48,580	—
iShares Core MSCI Total International Stock ETF	2,627,401,910	433,396,855	(356,567,060)	1,172,174	646,594,047	3,351,997,926	40,590,917	46,735,257	—
iShares FTSE NAREIT All Equity REITs Index Fund	384,685,767	57,950,320	(23,997,456)	(1,737,995)	13,510,461	430,411,097	44,556,014	6,077,114	187,551
iShares Global Infrastructure ETF	25,674,449	28,377,647	(1,293,471)	(12,517)	5,154,579	57,900,687	947,328	594,089	—
iShares TIPS Bond ETF(a)	44,689,627	—	(44,753,058)	317,109	(253,678)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	146,734,828	65,070,524	(6,112,574)	(66,518)	5,262,987	210,889,247	20,614,785	5,688,799	—
iShares U.S. Intermediate Government Bond Index Fund	126,764,768	234,607,913	(8,913,689)	(74,636)	4,788,888	357,173,244	35,681,643	5,919,922	—
iShares U.S. Long Credit Bond Index Fund	384,727,163	40,779,672	(97,136,165)	(14,309,281)	24,963,139	339,024,528	36,651,300	14,228,646	—
iShares U.S. Long Government Bond Index Fund	163,966,155	37,662,437	(25,174,156)	(5,679,112)	9,995,915	180,771,239	22,998,885	5,318,344	—
iShares U.S. Securitized Bond Index Fund	290,382,257	100,339,635	(11,936,645)	(750,183)	13,495,092	391,530,156	40,615,161	9,695,863	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,507,773,962	$ —	$ (159,553,702)(b)(d)	$ 70,614,957	$ 508,034,089	$ 4,926,869,306	$4,926,869,306	$ 43,742,407	$ —
Master Small Cap Index Series	277,002,674	—	(11,066,090)(b)(d)	9,070,582	15,160,853	290,168,019	$290,168,019	2,303,877	—
				$ 58,539,548	$ 1,246,751,620	$ 10,542,553,624		$ 140,965,038	$ 187,551

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,840,309,710	$ —	$ —	$ 3,840,309,710
Fixed-Income Funds	1,481,789,260	—	—	1,481,789,260
Money Market Funds	3,417,329	—	—	3,417,329
	$5,325,516,299	$—	$—	5,325,516,299
Investments Valued at NAV(a)				5,217,037,325
				$ 10,542,553,624

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments